Note 10 - Taxation (Tables)	12 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Income tax expenses [Text Block]
	Year Ended June 30	Three Months Ended June 30	Year Ended March 31
(US dollars in thousands)	20 20	2019	201 9	201 8
Current tax
UK corporation tax	-	-	29	(29)
Foreign tax	53	(162)	(217)	2,279
Total current tax	53	(162)	(188)	2,250

Deferred tax
Current year
UK tax	(202)	-	267	(370)
Foreign tax	(564)	70	(636)	4,378
Total deferred tax	(766)	70	(369)	4,008

Total income tax	(713)	(92)	(557)	6,258

Reconciliation of accounting profit multiplied by applicable tax rates [Text Block]
(US dollars in thousands)	Year Ended June 30	Three Months Ended June 30	Year Ended March 31
	2020	2019	2019	201 8
Loss before income tax	(4,390)	(1,354)	(10,666)	(34,137)
Group weighted average corporation tax rate	24.6%	22.0%	21.8%	22.8%
Tax at standard rate	1,080	297	2,325	7,772
Effects of:
Expenses that are not deductible for tax purposes	(106)	(49)	41	(3,872)
Adjustment to prior year tax provisions	-	-	(64)	2,358
Deferred tax assets not recognized on tax losses	(1,687)	(340)	(2,859)	-
Total income tax for the period Recognized in the Consolidate d Statement of Comprehensive Income	(713)	(92)	(557)	6,258

Deferred tax [Text Block]
(US dollars in thousands)	As at June 30		As at March 31
	20 20	2019	201 9	2018
Deferred tax assets	1,347	2,113	2,054	2,570
Deferred tax liabilities	-	(1)	(1)	(26)
Net deferred tax asset/(liability)	1,347	2,112	2,053	2,544

Deferred tax assets and liabilities [Text Block]
Deferred tax assets	Tax losses	Other timing differences	Total
March 31, 2018	1,585	985	2,570
Credit/(charged) to comprehensive income	(580)	64	(516)
March 31, 201 9	1,005	1,049	2,054
Credit/(charged) to comprehensive income	-	59	59
June 3 0 , 2019	1,005	1,108	2,113
Credit/(charged) to comprehensive income	(191)	(575)	(766)
June 3 0 , 20 20	814	533	1,347
Deferred tax liabilities	Accelerated allowances	Other timing differences	Total
March 31, 2018	(8)	(18)	(26)
Credit/(charged) to comprehensive income	7	18	25
March 31, 201 9	(1)	-	(1)
Credit/(charged) to comprehensive income	-	-	-
June 3 0 , 2019	(1)	-	(1)
Credit/(charged) to comprehensive income	1	-	1
June 3 0 , 20 20	-	-	-